Investments in Mortgage Revenue Bonds Certain Terms of Mortgage Revenue Bonds (Details) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
		Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2015	Sep. 30, 2013
Available-for-sale Securities, at Par Value							$ 409,506,066		$ 299,841,918
Bruton Apts [Member]
Available-for-sale Security, Maturity Date at a point in time	[1]						Aug. 01, 2054
Debt Instrument, Interest Rate, Stated Percentage	[1]						6.00%
Available-for-sale Securities, at Par Value	[1]						$ 18,145,000
Decatur-Angle [Member]
Available-for-sale Security, Maturity Date at a point in time		Jan. 01, 2054					Jan. 01, 2054	[1]
Debt Instrument, Interest Rate, Stated Percentage		5.80%					5.75%	[1]
Available-for-sale Securities, at Par Value	[1]						$ 23,000,000
Live 929 Apartments [Member]
Available-for-sale Security, Maturity Date at a point in time				Jul. 01, 2049			Jul. 01, 2049	[1]
Debt Instrument, Interest Rate, Stated Percentage				5.80%			5.78%	[1]
Available-for-sale Securities, at Par Value	[1]						$ 40,245,000
Pro Nova 2014-1 [Member]
Available-for-sale Security, Maturity Date at a point in time							May 01, 2034
Debt Instrument, Interest Rate, Stated Percentage							6.00%
Available-for-sale Securities, at Par Value							$ 10,000,000
Pro Nova 2014-2 [Member]
Available-for-sale Security, Maturity Date at a point in time							May 01, 2025
Debt Instrument, Interest Rate, Stated Percentage							5.25%
Available-for-sale Securities, at Par Value							$ 10,000,000
Arbors at Hickory Ridge [Member]
Available-for-sale Security, Maturity Date at a point in time							Dec. 01, 2049	[2]	Dec. 01, 2049	[1]
Debt Instrument, Interest Rate, Stated Percentage							6.25%	[2]	6.25%	[1]
Available-for-sale Securities, at Par Value							$ 11,450,000	[2]	$ 11,450,000	[1]
Ashley Square [Member]
Available-for-sale Security, Maturity Date at a point in time	[3]						Dec. 01, 2025		Dec. 01, 2025
Debt Instrument, Interest Rate, Stated Percentage	[3]						6.25%		6.25%
Available-for-sale Securities, at Par Value	[3]						$ 5,159,000		$ 5,212,000
Autumn Pines [Member]
Available-for-sale Security, Maturity Date at a point in time	[1]								Oct. 01, 2046
Debt Instrument, Interest Rate, Stated Percentage	[1]								5.80%
Available-for-sale Securities, at Par Value	[1]								$ 13,110,000
Avistar Portfolio [Member]
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Bella Vista [Member]
Available-for-sale Security, Maturity Date at a point in time	[3]						Apr. 01, 2046		Apr. 01, 2046
Debt Instrument, Interest Rate, Stated Percentage	[3]						6.15%		6.15%
Available-for-sale Securities, at Par Value	[3]						$ 6,490,000		$ 6,545,000
Bridle Ridge [Member]
Available-for-sale Security, Maturity Date at a point in time	[3]						Jan. 01, 2043		Jan. 01, 2043
Debt Instrument, Interest Rate, Stated Percentage	[3]						6.00%		6.00%
Available-for-sale Securities, at Par Value	[3]						$ 7,655,000		$ 7,715,000
Brookstone [Member]
Available-for-sale Security, Maturity Date at a point in time	[3]						May 01, 2040		May 01, 2040
Debt Instrument, Interest Rate, Stated Percentage	[3]						5.45%		5.45%
Available-for-sale Securities, at Par Value	[3]						$ 9,256,001		$ 9,338,603
Copper Gate [Member]
Available-for-sale Security, Maturity Date at a point in time							Dec. 01, 2029	[2]	Dec. 01, 2029
Debt Instrument, Interest Rate, Stated Percentage							6.25%	[2]	6.25%
Available-for-sale Securities, at Par Value							$ 5,220,000	[2]	$ 5,220,000
Cross Creek [Member]
Available-for-sale Security, Maturity Date at a point in time							Mar. 01, 2049
Debt Instrument, Interest Rate, Stated Percentage							6.15%
Available-for-sale Securities, at Par Value							$ 8,422,997
Greens of Pine Glen [Member]
Available-for-sale Security, Maturity Date at a point in time											Oct. 01, 2047
Lake Forest [Member]
Available-for-sale Security, Maturity Date at a point in time	[3]						Dec. 01, 2031		Dec. 01, 2031
Debt Instrument, Interest Rate, Stated Percentage	[3]						6.25%		6.25%
Available-for-sale Securities, at Par Value	[3]						$ 8,886,000		$ 8,997,000
Runnymede [Member]
Available-for-sale Security, Maturity Date at a point in time	[3]						Oct. 01, 2042		Oct. 01, 2042
Debt Instrument, Interest Rate, Stated Percentage	[3]						6.00%		6.00%
Available-for-sale Securities, at Par Value	[3]						$ 10,440,000		$ 10,525,000
Southpark [Member]
Available-for-sale Security, Maturity Date at a point in time	[3]						Dec. 01, 2049		Dec. 01, 2049
Debt Instrument, Interest Rate, Stated Percentage	[3]						6.13%		6.13%
Available-for-sale Securities, at Par Value	[3]						$ 13,680,000		$ 13,795,000
The Palms at Premier Park [Member]
Available-for-sale Security, Maturity Date at a point in time							Jan. 01, 2050	[2]	Jan. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage							6.25%	[2]	6.25%
Available-for-sale Securities, at Par Value							$ 20,152,000	[2]	$ 20,152,000
The Suites on Paseo [Member]
Available-for-sale Security, Maturity Date at a point in time	[1]						Dec. 01, 2048		Dec. 01, 2048
Debt Instrument, Interest Rate, Stated Percentage	[1]						6.25%		6.25%
Available-for-sale Securities, at Par Value	[1]						$ 35,450,000		$ 35,750,000
Vantage at Judson [Member]
Available-for-sale Security, Maturity Date at a point in time							Feb. 01, 2053		Feb. 01, 2053		Feb. 01, 2053
Debt Instrument, Interest Rate, Stated Percentage							9.00%		9.00%		9.00%
Available-for-sale Securities, at Par Value							$ 6,049,000		$ 6,049,000
Vantage at Harlingen [Member]
Available-for-sale Security, Maturity Date at a point in time							Sep. 01, 2053		Oct. 01, 2053
Debt Instrument, Interest Rate, Stated Percentage							9.00%		9.00%
Available-for-sale Securities, at Par Value							$ 6,692,000		$ 6,692,000
Woodland Park [Member]
Debt Instrument, Interest Rate, Stated Percentage													2.80%
Woodlynn Village [Member]
Available-for-sale Security, Maturity Date at a point in time	[3]						Nov. 01, 2042		Nov. 01, 2042
Debt Instrument, Interest Rate, Stated Percentage	[3]						6.00%		6.00%
Available-for-sale Securities, at Par Value	[3]						$ 4,390,000		$ 4,426,000
Series A [Member] | Glenview Apts [Member]
Available-for-sale Security, Maturity Date at a point in time							Dec. 01, 2031
Debt Instrument, Interest Rate, Stated Percentage							5.75%
Available-for-sale Securities, at Par Value							$ 4,670,000
Series A [Member] | Harden Ranch [Member]
Available-for-sale Security, Maturity Date at a point in time		Mar. 01, 2030					Mar. 01, 2030	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.80%					5.75%	[2]
Available-for-sale Securities, at Par Value	[2]						$ 6,960,000
Series A [Member] | Heritage Square [Member]
Available-for-sale Security, Maturity Date at a point in time							Sep. 01, 2051
Debt Instrument, Interest Rate, Stated Percentage						6.00%	6.00%
Available-for-sale Securities, at Par Value							$ 11,185,000
Series A [Member] | Montclair Apts [Member]
Available-for-sale Security, Maturity Date at a point in time							Dec. 01, 2031
Debt Instrument, Interest Rate, Stated Percentage							5.75%
Available-for-sale Securities, at Par Value							$ 2,530,000
Series A [Member] | Renaissance Gateway [Member]
Available-for-sale Security, Maturity Date at a point in time							Jun. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage					6.00%		6.00%
Available-for-sale Securities, at Par Value					$ 8,600,000	$ 4,700,000	$ 8,550,000		$ 3,900,000
Series A [Member] | Santa Fe Apts [Member]
Available-for-sale Security, Maturity Date at a point in time							Dec. 01, 2031
Debt Instrument, Interest Rate, Stated Percentage							5.75%
Available-for-sale Securities, at Par Value							$ 3,065,000
Series A [Member] | Avistar on the Boulevard [Member]
Available-for-sale Security, Maturity Date at a point in time							Mar. 01, 2050	[2]	Mar. 01, 2050	[1]
Debt Instrument, Interest Rate, Stated Percentage							6.00%	[2]	6.00%	[1]
Available-for-sale Securities, at Par Value							$ 16,525,000	[2]	$ 13,760,000	[1]
Series A [Member] | Avistar at Chase Hill [Member]
Available-for-sale Security, Maturity Date at a point in time							Mar. 01, 2050	[2]	Mar. 01, 2050	[1]
Debt Instrument, Interest Rate, Stated Percentage							6.00%	[2]	6.00%	[1]
Available-for-sale Securities, at Par Value							$ 10,000,000	[2]	$ 8,960,000	[1]
Series A [Member] | Avistar at the Crest [Member]
Available-for-sale Security, Maturity Date at a point in time							Mar. 01, 2050	[2]	Mar. 01, 2050	[1]
Debt Instrument, Interest Rate, Stated Percentage							6.00%	[2]	6.00%	[1]
Available-for-sale Securities, at Par Value							$ 9,700,000	[2]	$ 8,759,000	[1]
Series A [Member] | Avistar Portfolio [Member]
Available-for-sale Security, Maturity Date at a point in time			Mar. 01, 2050			Mar. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage			6.00%			6.00%
Series A [Member] | Avistar at the Oaks [Member]
Available-for-sale Security, Maturity Date at a point in time							Aug. 01, 2050	[2]	Aug. 01, 2050	[1]
Debt Instrument, Interest Rate, Stated Percentage							6.00%	[2]	6.00%	[1]
Available-for-sale Securities, at Par Value							$ 7,800,000	[2]	$ 5,878,000	[1]
Series A [Member] | Avistar in 09 [Member]
Available-for-sale Security, Maturity Date at a point in time							Aug. 01, 2050	[2]	Aug. 01, 2050	[1]
Debt Instrument, Interest Rate, Stated Percentage							6.00%	[2]	6.00%	[1]
Available-for-sale Securities, at Par Value							$ 6,735,000	[2]	$ 5,482,000	[1]
Series A [Member] | Avistar on the Hills [Member]
Available-for-sale Security, Maturity Date at a point in time							Aug. 01, 2050	[2]	Aug. 01, 2050	[1]
Debt Instrument, Interest Rate, Stated Percentage							6.00%	[2]	6.00%	[1]
Available-for-sale Securities, at Par Value							$ 5,389,000	[2]	$ 3,091,000	[1]
Series A [Member] | Avistar Portolio-2 [Member]
Available-for-sale Security, Maturity Date at a point in time				Aug. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage				6.00%
Series A [Member] | Cross Creek [Member]
Available-for-sale Security, Maturity Date at a point in time	[3]								Mar. 01, 2049
Debt Instrument, Interest Rate, Stated Percentage	[3]								6.15%
Available-for-sale Securities, at Par Value	[3]								$ 8,497,933
Series A [Member] | Greens of Pine Glen [Member]
Available-for-sale Security, Maturity Date at a point in time							Oct. 01, 2047	[2]	Oct. 01, 2047	[1]
Debt Instrument, Interest Rate, Stated Percentage							6.50%	[2]	6.50%	[1]	6.50%
Available-for-sale Securities, at Par Value							$ 8,366,000	[2]	$ 8,437,501	[1]	$ 8,515,000
Series A [Member] | Ohio Properties [Member]
Available-for-sale Security, Maturity Date at a point in time							Jun. 01, 2050	[3]	Jun. 01, 2050	[1]
Debt Instrument, Interest Rate, Stated Percentage							7.00%	[3]	7.00%	[1]
Available-for-sale Securities, at Par Value							$ 14,407,000	[3]	$ 14,498,000	[1]
Series A [Member] | Rennaisance [Member]
Available-for-sale Security, Maturity Date at a point in time									Jun. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Available-for-sale Securities, at Par Value									$ 3,850,000
Series A [Member] | Tyler Park Apartments [Member]
Available-for-sale Security, Maturity Date at a point in time							Jan. 01, 2030	[2]	Jan. 01, 2030
Debt Instrument, Interest Rate, Stated Percentage							5.75%	[2]	5.75%
Available-for-sale Securities, at Par Value							$ 6,075,000	[2]	$ 6,075,000
Series A [Member] | Lost Creek [Member]
Available-for-sale Security, Maturity Date at a point in time									Jun. 01, 2041
Debt Instrument, Interest Rate, Stated Percentage									6.25%
Available-for-sale Securities, at Par Value									$ 18,090,000
Series A [Member] | Westside Village Market [Member]
Available-for-sale Security, Maturity Date at a point in time							Jan. 01, 2030	[2]	Jan. 01, 2030
Debt Instrument, Interest Rate, Stated Percentage							5.75%	[2]	5.75%
Available-for-sale Securities, at Par Value							$ 3,970,000	[2]	$ 3,970,000
Series C [Member] | Renaissance Gateway [Member]
Available-for-sale Security, Maturity Date at a point in time					Jun. 01, 2015		Jun. 01, 2015
Debt Instrument, Interest Rate, Stated Percentage					12.00%		12.00%
Available-for-sale Securities, at Par Value					$ 2,900,000		$ 2,875,000
Series C [Member] | Avistar Portfolio [Member]
Available-for-sale Security, Maturity Date at a point in time			Apr. 01, 2050			Apr. 01, 2050			Apr. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage			9.00%			9.00%			9.00%
Available-for-sale Securities, at Par Value			$ 804,000			$ 804,000			$ 804,000
Series C [Member] | Avistar Portolio-2 [Member]
Available-for-sale Security, Maturity Date at a point in time				Sep. 01, 2050					Sep. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage				9.00%					9.00%
Available-for-sale Securities, at Par Value				$ 831,000					$ 831,000
Series C [Member] | Rennaisance [Member]
Available-for-sale Security, Maturity Date at a point in time									Jun. 01, 2015
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Available-for-sale Securities, at Par Value									$ 2,875,000
Series C [Member] | Vantage at Judson [Member]
Available-for-sale Securities, at Par Value							$ 6,000,000				$ 6,000,000
Series C [Member] | Vantage at Harlingen [Member]
Debt Instrument, Interest Rate, Stated Percentage									9.00%
Available-for-sale Securities, at Par Value									$ 6,700,000
Series B [Member] | Glenview Apts [Member]
Available-for-sale Security, Maturity Date at a point in time							Dec. 01, 2016
Debt Instrument, Interest Rate, Stated Percentage							5.50%
Available-for-sale Securities, at Par Value							$ 2,053,000
Series B [Member] | Harden Ranch [Member]
Available-for-sale Security, Maturity Date at a point in time		Mar. 01, 2016					Mar. 01, 2016
Debt Instrument, Interest Rate, Stated Percentage						5.50%	5.50%					8.00%
Available-for-sale Securities, at Par Value							$ 2,340,000
Series B [Member] | Heritage Square [Member]
Available-for-sale Security, Maturity Date at a point in time						Oct. 01, 2051	Oct. 01, 2051
Debt Instrument, Interest Rate, Stated Percentage						12.00%	12.00%
Available-for-sale Securities, at Par Value							$ 520,000
Series B [Member] | Montclair Apts [Member]
Available-for-sale Security, Maturity Date at a point in time							Dec. 01, 2016
Debt Instrument, Interest Rate, Stated Percentage							5.50%
Available-for-sale Securities, at Par Value							$ 928,000
Series B [Member] | Renaissance Gateway [Member]
Available-for-sale Security, Maturity Date at a point in time							Jun. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage					12.00%		12.00%
Available-for-sale Securities, at Par Value							$ 1,250,000		$ 1,300,000
Series B [Member] | Santa Fe Apts [Member]
Available-for-sale Security, Maturity Date at a point in time							Dec. 01, 2016
Debt Instrument, Interest Rate, Stated Percentage							5.50%
Available-for-sale Securities, at Par Value							$ 1,671,000
Series B [Member] | Avistar Portfolio [Member]
Available-for-sale Security, Maturity Date at a point in time			Apr. 01, 2050			Apr. 01, 2050	Apr. 01, 2050		Apr. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage			9.00%			9.00%	9.00%		9.00%
Available-for-sale Securities, at Par Value							$ 2,175,000		$ 6,921,000
Series B [Member] | Avistar Portolio-2 [Member]
Available-for-sale Security, Maturity Date at a point in time				Sep. 01, 2050			Sep. 01, 2050		Sep. 01, 2050	[1]
Debt Instrument, Interest Rate, Stated Percentage				9.00%			9.00%		9.00%	[1]
Available-for-sale Securities, at Par Value							$ 1,011,000		$ 6,484,000	[1]
Series B [Member] | Greens of Pine Glen [Member]
Available-for-sale Security, Maturity Date at a point in time							Oct. 01, 2047		Oct. 01, 2047	[1]
Debt Instrument, Interest Rate, Stated Percentage							9.00%		12.00%	[1]	12.00%
Available-for-sale Securities, at Par Value							$ 945,638		$ 948,291	[1]	$ 950,000
Series B [Member] | Ohio Properties [Member]
Available-for-sale Security, Maturity Date at a point in time							Jun. 01, 2050		Jun. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage							10.00%		10.00%
Available-for-sale Securities, at Par Value							$ 3,573,430		$ 3,583,590
Series B [Member] | Rennaisance [Member]
Available-for-sale Security, Maturity Date at a point in time									Jun. 01, 2050
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Available-for-sale Securities, at Par Value									$ 1,250,000
Series B [Member] | Tyler Park Apartments [Member]
Available-for-sale Security, Maturity Date at a point in time							Jan. 01, 2016		Jan. 01, 2016
Debt Instrument, Interest Rate, Stated Percentage							5.50%		5.50%
Available-for-sale Securities, at Par Value							$ 2,025,000		$ 2,025,000
Series B [Member] | Vantage at Judson [Member]
Debt Instrument, Interest Rate, Stated Percentage							0.00%
Available-for-sale Securities, at Par Value							$ 26,700,000
Series B [Member] | Vantage at Harlingen [Member]
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Series B [Member] | Westside Village Market [Member]
Available-for-sale Security, Maturity Date at a point in time							Jan. 01, 2016		Jan. 01, 2016
Debt Instrument, Interest Rate, Stated Percentage							5.50%		5.50%
Available-for-sale Securities, at Par Value							$ 1,430,000		$ 1,430,000

[1]	Bond held by Deutsche Bank in a secured financing transaction, Note 11
[2]	(3) Bonds owned by ATAX TEBS II, LLC, Note 11
[3]	Bonds owned by ATAX TEBS I, LLC, Note 11